Provision (Benefit) for Income Taxes (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended						1 Months Ended		3 Months Ended
	Dec. 31, 2013	Sep. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Feb. 28, 2013	Sep. 30, 2012	Aug. 31, 2011 Internal Revenue Service (IRS) [Member]	Jul. 31, 2011 Internal Revenue Service (IRS) [Member]	Mar. 31, 2012 Foreign Tax Authority [Member]
Income Tax Contingency [Line Items]
Deferred tax provison related to change in tax law			$ 10
Foreign income (loss) in Income from continuing operations before income taxes			119	196	173
Taxes on undistributed earnings of foreign subsidiaries - net	99	(66)	99	0	(66)
Tax provision (benefit) in AOCI			(24)
Estimated current tax liability in 1Q 2014	111		111
Cash payments for income taxes (net of refunds and including discontinued operations)			(50)	198	296
Unrecognized tax benefits	66		66	58	38
Reduction of income tax expense, net of federal tax expense, if recognized			70
Total interest and penalties recognized as part of income tax expense (benefit)			9	(7)	(56)
Total interest and penalties accrued as uncertain tax positions	16		16	7
Tax benefit from finalized settlements			0	0	109
Tax benefit from international revised assessments			0	0	38
Cash payments (refunds) related to the settlements/revised assessments									77	82	(21)
Tax provision (benefit) from income tax examination								2
Cash payment (refund) from income tax examination							12
Tax settlements with WPX						$ 2